May 8, 2024

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20002

RE:	The Registration Statement filed on Form N-1A under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), of the New Age Alpha Funds Trust
(File Nos. 333-277581 and 811-23945)

Ladies and Gentlemen:

On behalf of New Age Alpha Funds Trust (the “Trust”), we enclose Pre-Affective Amendment No. 1 (the “Amendment”) to the Registration Statement on Form N-1A (the “Registration Statement”) under the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”). The Amendment is being filed to incorporate changes to the Registration Statement in response to the written comment letter from the staff of the Commission (the “Staff”) dated April 2, 2024. The Trust submitted its response via EDGAR under separate cover addressing the Staff’s written comment letter.

If you have any questions concerning the foregoing, please contact Bo J. Howell at (513) 991-8472 or bo@fintechlegal.io.

Very truly yours,

/s/ Bo James Howell
Bo James Howell
On behalf of FinTech Law, LLC

FinTech Law

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